Borrowings and lease liabilities - Movements in borrowings and lease liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Borrowings and lease liabilities
Beginning balance	$ 990,248	$ 1,173,296
Drawdown of trust receipts	732,116	1,145,290
Additions	578,197	721,468
Interest expense	21,235	30,070
Lease modifications	24,495	(72,732)
Less: Interest paid	(20,349)	(29,718)
Less: Payment of financing fees		(2,790)
Less: Principal repayment	(753,585)	(671,294)
Less: Repayment of trust receipts	(639,725)	(1,159,778)
Ending balance	932,632	1,133,812
Borrowings
Borrowings and lease liabilities
Beginning balance	853,109	942,008
Drawdown of trust receipts	732,116	1,145,290
Additions	578,197	721,468
Interest expense	17,514	25,749
Less: Interest paid	(16,540)	(25,397)
Less: Payment of financing fees		(2,790)
Less: Principal repayment	(710,423)	(620,988)
Less: Repayment of trust receipts	(639,725)	(1,159,778)
Ending balance	814,248	1,025,562
Lease liabilities
Borrowings and lease liabilities
Beginning balance	137,139	231,288
Interest expense	3,721	4,321
Lease modifications	24,495	(72,732)
Less: Interest paid	(3,809)	(4,321)
Less: Principal repayment	(43,162)	(50,306)
Ending balance	$ 118,384	$ 108,250